Operations (Tables)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Reconciliation of intangible assets and goodwill shown in the consolidated statements of financial position

e) Reconciliation of intangible assets and goodwill shown in the consolidated statements of financial position

Intangible assets from Easynvest's acquisition	45,061
Intangible assets from Spin Pay's acquisition	8,048
Other intangible assets	19,228
Total intangible assets	72,337

Goodwill from Easynvest's acquisition	392,989
Goodwill from Cognitect's acquisition	831
Goodwill from Spin Pay's acquisition	5,372
Goodwill from Akala's acquisition	2,680
Total goodwill	401,872

Easynvests [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

Fair value recognized on acquisition
Net Identifiable assets and liabilities
Cash and cash equivalents	71,324
Securities	168,100
Intangible assets	45,061
Other assets	14,119
Liabilities	(240,047)
Total identifiable net assets at fair value	58,557
Goodwill arising on acquisition	392,989
Purchased consideration transferred	451,546
Equity consideration	271,229
Cash consideration	180,317

Schedule of fair value	Net cash outflow on acquisition
Consideration paid in cash	180,317
(-) Cash and cash equivalent balances acquired	(71,324)
Net cash outflow	108,993

Spin Pay [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

Fair value recognized on acquisition
Net Identifiable assets and liabilities
Cash and cash equivalents	1,373
Intangible assets	8,048
Other assets	63
Liabilities	(1,101)
Total identifiable net assets at fair value	8,383
Goodwill arising on acquisition	5,372
Purchased consideration transferred	13,755
Equity consideration	6,889
Cash consideration	6,866

Schedule of fair value

Net cash outflow on acquisition

Consideration paid in cash	6,866
(-) Cash and cash equivalent balances acquired	(1,373)
Net cash outflow	5,493

Impact of the acquisition on the results of the Group

Spin Pay contributed US$112 in revenues and a US$483 loss for the period between the date of acquisition and the reporting date. If the acquisition had been completed on January 1, 2021, the Group would have reported total revenue of approximately US$1,698,659 and a loss of approximately US$167,160 for the year ended December 31,2021.

The aggregate of the Easynvest and Spin Pay acquisitions contributed to approximately US$17,812 of revenue and US$11,076 of loss in the period between the acquisition’s dates and the reporting date. Considering if the acquisitions had been completed on January 1, 2021, the Group would have reported total revenue of approximately US$1,715,835 and a loss of approximately US$176,410 for the year ended December 31, 2021.

d) Acquisition activities completed during the year - 2020

i) Acquisition of Cognitect, Inc

On August 4, 2020, Nu Holdings acquired 100% of the issued and outstanding capital stock of Cognitect, Inc. (“Cognitect”), a Delaware corporation. Cognitect is a software engineering company responsible for developing Clojure, an open-source functional programming language, and Datomic, a database product, both of which were already used by Nu. Cognitect licenses Datomic for customers and provides consulting services related to Datomic and Clojure. Nu’s intention was to add the knowledge of Cognitect developers to its team to foster technology and efficiency.

Purchase consideration at acquisition date

The operation was consummated by means of a cash consideration of US$10,432.

As part of the purchase agreement, a contingent cash and a contingent share consideration has been agreed to be paid over 5 years in equal installments, dependent upon the former Cognitect’s shareholders’ and employees continuing to provide services to the Company, which were then considered as compensation for post-combination services and not a component of the purchase consideration transferred. The value attributable to each of the 537 thousand shares is USD10.71 and corresponds to the estimated fair value of the ordinary share at the date of the acquisition. The fair value of the shares was calculated using methodologies similar to the share-based payment. Further, there is also an escrow deposit which will be released on the 5th anniversary of the acquisition.

The difference between the amount paid and the net assets acquired at fair value resulted in the recognition of goodwill.

Net identifiable assets acquired, and liabilities assumed

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

Fair value recognized on acquisition
Identifiable assets and liabilities
Cash and cash equivalents	2,148
Software	5,173
Customer relationship	2,689
Other assets (liabilities)	(409)
Total identifiable net assets at fair value	9,601

Goodwill arising on acquisition	831
Total consideration	10,432
Purchase consideration transferred	10,432

Cognitect Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

Fair value recognized on acquisition
Identifiable assets and liabilities
Cash and cash equivalents	2,148
Software	5,173
Customer relationship	2,689
Other assets (liabilities)	(409)
Total identifiable net assets at fair value	9,601

Goodwill arising on acquisition	831
Total consideration	10,432
Purchase consideration transferred	10,432